CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS:
Allowance for Accounts receivable	$ 16,750	$ 16,750	$ 16,750
EQUITY (DEFICIT)
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	200,000,000	200,000,000	200,000,000
Common stock shares issued	111,978,606	90,992,954	49,065,669
Common stock shares outstanding	111,978,606	90,992,954	49,065,669